Stockholder's Deficit (Details) - $ / shares	Sep. 30, 2024	Jul. 31, 2024	Jul. 30, 2024	Dec. 31, 2023
Ordinary shares, shares authorized (in shares)	210,000,000		6,594,946	6,594,946
Common stock par value	$ 0.0001		$ 0.001	$ 0.001
Ordinary shares, shares issued (in shares)	14,535,136			786,510
Common stock, shares outstanding	14,535,136	13,387,636		779,908
Previously Reported
Ordinary shares, shares authorized (in shares)				1,000
Common stock par value				$ 0.0001
Ordinary shares, shares issued (in shares)				1
Common stock, shares outstanding				1